ARROW VALTORO ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

	TOTAL INVESTMENTS - 0.0% (Cost $0)			$0
	OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%			2,765,928
	NET ASSETS - 100.0%			$2,765,928

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation (Depreciation)
1	CME Bitcoin Futures(b)	12/01/2025	$ 551,600	$ 2,275
46	CME Micro Bitcoin Futures(b)	12/01/2025	507,472	1,951
43	COMEX E-Micro Gold Futures(b)	12/30/2025	1,718,495	(38,442)
	TOTAL FUTURES CONTRACTS			$ (34,216)

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(b)	All or a portion of this investment is a holding of the ATV Fund Limited.